Equity (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 02, 2015	Jan. 19, 2015	Dec. 31, 2015	Jan. 31, 2014	Mar. 31, 2016	Jun. 30, 2014	Mar. 31, 2016	Jun. 30, 2015
Proceeds from issuance of equity		$ 50,000						$ 50,000
Number of equity issued for services			579,000
Number of equity issued for services, value			$ 579,000	$ 3,000		$ 3,000		$ 579,000
Equity issued during period for notes payable			71,000
Debt discount			$ 71,000		$ 192,663		$ 192,663
Klear Kapture Inc [Member]
Number of unregistered common stock issued	38,037,120
Number of unregistered common stock issued for exchange	10,000
Percentage of issued and outstanding of common stock	100.00%